Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 July 2, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 Post-Effective Amendment No. 581 to Registration Statement
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 581 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on June 26, 2018.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Well Fargo Funds Trust

Wells Fargo Target Today Fund
 Wells Fargo Target 2010 Fund
 Wells Fargo Target 2015 Fund
 Wells Fargo Target 2020 Fund
 Wells Fargo Target 2025 Fund
 Wells Fargo Target 2030 Fund
 Wells Fargo Target 2035 Fund
 Wells Fargo Target 2040 Fund
 Wells Fargo Target 2045 Fund
 Wells Fargo Target 2050 Fund
 Wells Fargo Target 2055 Fund
 Wells Fargo Target 2060 Fund